Quarterly Report
March 31, 2020
MFS®  High Yield Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 94.7%
Aerospace – 2.8%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$1,798,000	$1,284,671
Bombardier, Inc., 7.875%, 4/15/2027 (n)	1,015,000	677,360
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	1,070,000	1,064,650
Moog, Inc., 4.25%, 12/15/2027 (n)	1,950,000	1,759,875
TransDigm, Inc., 6.5%, 7/15/2024	760,000	715,988
TransDigm, Inc., 6.25%, 3/15/2026 (n)	1,160,000	1,155,650
TransDigm, Inc., 6.375%, 6/15/2026	1,000,000	957,500
TransDigm, Inc., 5.5%, 11/15/2027 (n)	1,395,000	1,252,013
		$8,867,707
Asset-Backed & Securitized – 0.0%
CWCapital Cobalt Ltd., CDO, “F”, FLR, 3.235%, (0% cash or 3.235% PIK), (LIBOR - 3 mo. + 1.3%), 4/26/2050 (a)(n)(p)	$1,247,408	$125
Automotive – 2.6%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)	$960,000	$657,456
Allison Transmission, Inc., 5%, 10/01/2024 (n)	3,154,000	3,059,380
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	655,000	615,700
Dana, Inc., 5.375%, 11/15/2027	511,000	413,910
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	1,365,000	1,320,637
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	1,045,000	997,975
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)	1,255,000	1,094,862
		$8,159,920
Broadcasting – 2.9%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026 (n)	$190,000	$154,379
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)	640,000	605,604
iHeartCommunications, Inc., 8.375%, 5/01/2027	680,000	592,022
iHeartCommunications, Inc., 5.25%, 8/15/2027 (n)	300,000	262,500
Lions Gate Capital Holding Co., 5.875%, 11/01/2024	685,000	585,675
National CineMedia LLC, 5.875%, 4/15/2028 (n)	790,000	545,100
Netflix, Inc., 5.875%, 2/15/2025	1,740,000	1,837,440
Netflix, Inc., 5.875%, 11/15/2028	905,000	966,992
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)	1,250,000	1,221,875
Terrier Media Buyer, Inc., 8.875%, 12/15/2027 (n)	385,000	325,325
WMG Acquisition Corp., 5%, 8/01/2023 (n)	415,000	411,887
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	1,360,000	1,326,000
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)	300,000	293,250
		$9,128,049
Brokerage & Asset Managers – 0.6%
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	$2,100,000	$1,920,702
Building – 5.4%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	$1,625,000	$1,547,812
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	1,750,000	1,592,500
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)	1,218,000	1,099,245
Beacon Roofing Supply, Inc., 4.5%, 11/15/2026 (n)	530,000	489,084
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (n)(p)	490,000	448,350
Core & Main LP, 6.125%, 8/15/2025 (n)	925,000	860,250
Cornerstone Building Brands, Inc., 8%, 4/15/2026 (n)	885,000	761,100
HD Supply, Inc., 5.375%, 10/15/2026 (n)	1,490,000	1,448,459
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)	810,000	763,433
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)	935,000	883,575
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)	680,000	678,300
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	997,000	917,240
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	635,000	622,300

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	$959,000	$661,710
SRS Distribution, Inc., 8.25%, 7/01/2026 (n)	385,000	292,600
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	815,000	786,475
Standard Industries, Inc., 6%, 10/15/2025 (n)	1,400,000	1,375,920
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	1,575,000	1,559,250
U.S. Concrete, Inc., 6.375%, 6/01/2024	180,000	162,450
		$16,950,053
Business Services – 2.8%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$1,325,000	$1,285,250
CDK Global, Inc., 4.875%, 6/01/2027	1,355,000	1,388,875
CDK Global, Inc., 5.25%, 5/15/2029 (n)	480,000	489,600
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	740,000	717,800
MSCI, Inc., 5.75%, 8/15/2025 (n)	895,000	923,962
MSCI, Inc., 4.75%, 8/01/2026 (n)	2,505,000	2,467,425
Refinitiv U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)	520,000	548,600
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	855,000	853,393
		$8,674,905
Cable TV – 9.0%
Altice Financing S.A., 7.5%, 5/15/2026 (n)	$560,000	$542,584
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	415,000	425,458
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	3,485,000	3,529,085
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	2,135,000	2,199,050
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	1,410,000	1,402,950
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	1,340,000	1,386,029
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	3,660,000	3,787,734
DISH DBS Corp., 5.875%, 11/15/2024	475,000	461,938
DISH DBS Corp., 7.75%, 7/01/2026	875,000	899,062
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)	320,000	118,400
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	910,000	596,050
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (n)	825,000	544,500
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	960,000	945,600
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)	2,310,000	2,344,488
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	810,000	826,200
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	670,000	663,293
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	640,000	646,394
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	1,800,000	1,674,000
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)	1,025,000	984,000
Videotron Ltd., 5.375%, 6/15/2024 (n)	370,000	371,739
Videotron Ltd., 5.125%, 4/15/2027 (n)	2,450,000	2,450,000
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	1,315,000	1,288,700
		$28,087,254
Chemicals – 1.7%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$1,450,000	$1,392,000
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	1,085,000	938,525
Element Solutions, Inc., 5.875%, 12/01/2025 (n)	820,000	803,600
SPCM S.A., 4.875%, 9/15/2025 (n)	1,320,000	1,247,400
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (n)	620,000	588,473
Tronox, Inc., 6.5%, 4/15/2026 (n)	220,000	198,000
		$5,167,998
Computer Software – 1.2%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$95,000	$92,150
PTC, Inc., 3.625%, 2/15/2025 (n)	1,105,000	1,033,175
PTC, Inc., 4%, 2/15/2028 (n)	195,000	187,259
VeriSign, Inc., 5.25%, 4/01/2025	1,565,000	1,611,950

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – continued
VeriSign, Inc., 4.75%, 7/15/2027	$680,000	$704,752
		$3,629,286
Computer Software - Systems – 2.3%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	$2,240,000	$2,217,600
Fair Isaac Corp., 4%, 6/15/2028 (n)	455,000	431,113
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	880,000	838,464
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	2,045,000	1,871,175
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	1,730,000	1,803,023
		$7,161,375
Conglomerates – 4.0%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$1,325,000	$1,289,112
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	1,825,000	1,752,000
CFX Escrow Corp., 6.375%, 2/15/2026 (n)	935,000	920,975
EnerSys, 5%, 4/30/2023 (n)	1,480,000	1,409,715
EnerSys, 4.375%, 12/15/2027 (n)	295,000	277,300
Gates Global LLC, 6.25%, 1/15/2026 (n)	1,170,000	1,035,450
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	520,000	446,116
Griffon Corp., 5.75%, 3/01/2028 (n)	760,000	714,400
MTS Systems Corp., 5.75%, 8/15/2027 (n)	1,205,000	1,117,637
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	1,070,000	1,057,069
TriMas Corp., 4.875%, 10/15/2025 (n)	2,605,000	2,458,469
		$12,478,243
Construction – 1.3%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	$510,000	$474,300
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	955,000	821,300
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	915,000	781,181
Toll Brothers Finance Corp., 4.875%, 11/15/2025	815,000	774,250
Toll Brothers Finance Corp., 4.35%, 2/15/2028	1,360,000	1,237,600
		$4,088,631
Consumer Products – 1.4%
Coty, Inc., 6.5%, 4/15/2026 (n)	$805,000	$712,425
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)	1,310,000	1,323,100
Mattel, Inc., 6.75%, 12/31/2025 (n)	1,090,000	1,108,421
Mattel, Inc., 5.875%, 12/15/2027 (n)	546,000	561,179
Prestige Brands, Inc., 5.125%, 1/15/2028 (n)	590,000	584,277
		$4,289,402
Consumer Services – 2.4%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	$870,000	$819,888
Carriage Services, Inc., 6.625%, 6/01/2026 (n)	780,000	766,350
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	875,000	837,813
Garda World Security Corp., 4.625%, 2/15/2027 (n)	390,000	349,050
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	543,000	485,388
Match Group, Inc., 6.375%, 6/01/2024	1,430,000	1,440,739
Match Group, Inc., 5%, 12/15/2027 (n)	925,000	883,375
Realogy Group LLC, 9.375%, 4/01/2027 (n)	950,000	800,651
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	1,035,000	1,022,062
		$7,405,316
Containers – 3.1%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$1,300,000	$1,116,570
BWAY Holding Co., Inc., 7.25%, 4/15/2025 (n)	225,000	178,875
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023	892,000	900,920
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	1,705,000	1,679,425
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	775,000	794,142

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – continued
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	$1,100,000	$1,028,500
Reynolds Group, 5.125%, 7/15/2023 (n)	910,000	900,900
Reynolds Group, 7%, 7/15/2024 (n)	370,000	376,013
Silgan Holdings, Inc., 4.75%, 3/15/2025	1,315,000	1,268,975
Silgan Holdings, Inc., 4.125%, 2/01/2028 (n)	580,000	535,050
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	955,000	959,775
		$9,739,145
Electrical Equipment – 0.5%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$775,000	$709,280
CommScope Technologies LLC, 5%, 3/15/2027 (n)	825,000	715,688
		$1,424,968
Electronics – 1.7%
Entegris, Inc., 4.625%, 2/10/2026 (n)	$1,365,000	$1,296,750
Qorvo, Inc., 5.5%, 7/15/2026	985,000	1,029,571
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	910,000	887,250
Sensata Technologies B.V., 5%, 10/01/2025 (n)	1,890,000	1,790,775
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	385,000	346,500
		$5,350,846
Energy - Independent – 1.5%
Callon Petroleum Co., 6.375%, 7/01/2026	$925,000	$154,938
Carrizo Oil & Gas, Inc., 8.25%, 7/15/2025	202,000	32,320
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	1,120,000	582,400
Highpoint Operating Corp., 7%, 10/15/2022	345,000	177,675
Jagged Peak Energy LLC, 5.875%, 5/01/2026	905,000	676,759
Laredo Petroleum, Inc., 10.125%, 1/15/2028	240,000	91,200
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	905,000	543,000
Matador Resources Co., 5.875%, 9/15/2026	575,000	168,475
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	970,000	683,850
PDC Energy, Inc., 5.75%, 5/15/2026	240,000	134,400
Sanchez Energy Corp., 6.125%, 1/15/2023 (a)(d)	1,180,000	2,950
SM Energy Co., 6.75%, 9/15/2026	1,025,000	307,500
Southwestern Energy Co., 6.2%, 1/23/2025	452,400	308,062
Southwestern Energy Co., 7.5%, 4/01/2026	290,900	190,539
WPX Energy, Inc., 5.75%, 6/01/2026	875,000	498,750
		$4,552,818
Entertainment – 1.3%
Cinemark USA, Inc., 4.875%, 6/01/2023	$60,000	$44,850
Live Nation Entertainment, Inc., 4.875%, 11/01/2024 (n)	445,000	405,110
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	2,005,000	1,864,650
Live Nation Entertainment, Inc., 4.75%, 10/15/2027 (n)	150,000	133,500
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	285,000	181,773
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	1,555,000	1,317,863
Six Flags Entertainment Corp., 5.5%, 4/15/2027 (n)	170,000	143,225
		$4,090,971
Financial Institutions – 2.8%
Avation Capital S.A., 6.5%, 5/15/2021 (n)	$635,000	$577,850
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	835,000	721,172
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	611,000	492,567
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	995,000	905,450
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	2,332,000	1,501,808
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (n)	1,025,000	1,002,245
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	480,000	408,000
OneMain Financial Corp., 6.875%, 3/15/2025	860,000	866,123
OneMain Financial Corp., 7.125%, 3/15/2026	865,000	856,350

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	$1,365,000	$1,174,582
Springleaf Finance Corp., 5.375%, 11/15/2029	410,000	375,150
		$8,881,297
Food & Beverages – 3.0%
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	$1,325,000	$1,285,250
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	1,820,000	1,942,850
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	495,000	501,187
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	570,000	588,525
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	1,560,000	1,536,600
Performance Food Group Co., 5.5%, 10/15/2027 (n)	980,000	908,950
Pilgrim's Pride Corp., 5.75%, 3/15/2025 (n)	270,000	272,025
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)	995,000	991,418
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	1,600,000	1,456,800
		$9,483,605
Gaming & Lodging – 4.5%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$1,155,000	$947,100
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	355,000	323,998
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	1,070,000	989,750
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	505,000	447,632
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026	1,975,000	1,856,500
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	1,645,000	1,529,850
Scientific Games Corp., 8.25%, 3/15/2026 (n)	1,005,000	643,310
Scientific Games International, Inc., 7%, 5/15/2028 (n)	310,000	190,650
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	1,890,000	1,734,075
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	1,200,000	1,131,000
VICI Properties LP, REIT, 4.625%, 12/01/2029 (n)	410,000	374,076
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	2,430,000	2,114,100
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	1,090,000	1,013,700
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	920,000	832,600
		$14,128,341
Insurance - Health – 0.6%
Centene Corp., 5.375%, 6/01/2026 (n)	$1,195,000	$1,230,981
Centene Corp., 4.25%, 12/15/2027 (n)	705,000	690,900
		$1,921,881
Insurance - Property & Casualty – 0.8%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$910,000	$852,124
AmWINS Group, Inc., 7.75%, 7/01/2026 (n)	285,000	279,300
Hub International Ltd., 7%, 5/01/2026 (n)	1,430,000	1,415,700
		$2,547,124
Machinery & Tools – 0.1%
United Rentals North America, Inc., 4.875%, 1/15/2028	$230,000	$223,100
Major Banks – 1.1%
Barclays PLC, 7.875%, 12/29/2049	$1,110,000	$1,015,650
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)	1,045,000	948,337
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	1,545,000	1,465,819
		$3,429,806
Medical & Health Technology & Services – 7.5%
Avantor, Inc., 9%, 10/01/2025 (n)	$1,935,000	$2,036,974
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	540,000	456,300
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	190,000	174,800
Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	1,340,000	1,239,500
DaVita, Inc., 5%, 5/01/2025	1,295,000	1,293,303

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Encompass Health Corp., 5.75%, 9/15/2025	$695,000	$674,150
HCA, Inc., 5.375%, 2/01/2025	3,000,000	3,067,500
HCA, Inc., 5.875%, 2/15/2026	1,570,000	1,652,425
HCA, Inc., 5.625%, 9/01/2028	320,000	334,944
HCA, Inc., 3.5%, 9/01/2030	960,000	870,923
HealthSouth Corp., 5.125%, 3/15/2023	1,285,000	1,278,575
HealthSouth Corp., 5.75%, 11/01/2024	288,000	289,354
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	735,000	547,575
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	1,200,000	1,224,000
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	2,360,000	2,413,100
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	380,000	357,960
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)	860,000	748,252
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)	565,000	437,875
Radiology Partners, Inc., 9.25%, 2/01/2028 (n)	245,000	212,109
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	1,205,000	1,141,316
Team Health Holdings, Inc., 6.375%, 2/01/2025 (n)	315,000	116,644
Tenet Healthcare Corp., 4.875%, 1/01/2026 (n)	1,180,000	1,123,950
Tenet Healthcare Corp., 5.125%, 11/01/2027 (n)	970,000	923,925
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	1,050,000	915,285
		$23,530,739
Medical Equipment – 1.1%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$1,295,000	$1,275,575
Teleflex, Inc., 4.875%, 6/01/2026	785,000	777,150
Teleflex, Inc., 4.625%, 11/15/2027	1,510,000	1,508,339
		$3,561,064
Metals & Mining – 3.7%
Alcoa Nederland Holding B.V., 6.75%, 9/30/2024 (n)	$200,000	$193,940
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	675,000	600,008
Cleveland-Cliffs, Inc., 6.75%, 3/15/2026 (n)	400,000	356,000
Cleveland-Cliffs, Inc., 5.875%, 6/01/2027 (n)	680,000	411,400
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	1,060,000	956,915
Constellium N.V., 5.875%, 2/15/2026 (n)	390,000	339,300
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	200,000	160,500
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	990,000	915,750
Freeport-McMoRan, Inc., 5%, 9/01/2027	1,015,000	942,377
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	865,000	815,089
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	765,000	713,592
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	1,925,000	1,708,437
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	1,045,000	512,050
Novelis Corp., 5.875%, 9/30/2026 (n)	1,665,000	1,633,973
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	200,000	46,000
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	465,000	334,800
TMS International Corp., 7.25%, 8/15/2025 (n)	1,195,000	1,075,500
		$11,715,631
Midstream – 2.7%
Cheniere Energy Partners LP, 5.25%, 10/01/2025	$2,840,000	$2,612,800
Cheniere Energy, Inc., 4.5%, 10/01/2029 (n)	909,000	790,830
EnLink Midstream Partners LP, 4.85%, 7/15/2026	285,000	140,135
EQT Midstream Partners LP , 5.5%, 7/15/2028	885,000	491,794
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	290,000	203,000
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	920,500	644,350
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	1,365,000	1,173,900
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	875,000	745,850
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	1,450,000	1,193,350
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	685,000	551,425
		$8,547,434

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$465,000	$476,625
Network & Telecom – 0.3%
C&W Senior Financing DAC, 6.875%, 9/15/2027 (n)	$655,000	$564,938
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	380,000	361,000
		$925,938
Oil Services – 0.4%
Apergy Corp., 6.375%, 5/01/2026	$980,000	$754,600
Diamond Offshore Drill Co., 5.7%, 10/15/2039	910,000	141,050
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	675,000	241,353
		$1,137,003
Oils – 0.8%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$1,800,000	$1,674,000
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	785,000	526,186
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028 (n)	675,000	445,500
		$2,645,686
Pharmaceuticals – 1.3%
Bausch Health Companies, Inc., 5.5%, 3/01/2023 (n)	$349,000	$342,020
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	3,005,000	2,959,925
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	290,000	274,543
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)	910,000	637,000
		$4,213,488
Pollution Control – 0.7%
Covanta Holding Corp., 5.875%, 3/01/2024	$925,000	$871,813
Covanta Holding Corp., 6%, 1/01/2027	350,000	291,520
GFL Environmental, Inc., 7%, 6/01/2026 (n)	390,000	377,487
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)	480,000	482,256
		$2,023,076
Printing & Publishing – 0.9%
Cimpress N.V., 7%, 6/15/2026 (n)	$1,255,000	$1,104,400
Meredith Corp., 6.875%, 2/01/2026	770,000	675,521
Nielsen Finance LLC, 5%, 4/15/2022 (n)	1,120,000	1,032,438
		$2,812,359
Real Estate - Healthcare – 0.6%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$980,000	$961,444
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	960,000	931,200
		$1,892,644
Real Estate - Other – 1.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/2025 (n)	$195,000	$160,446
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/01/2027 (n)	1,540,000	1,216,600
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	700,000	546,000
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)	1,676,000	1,257,000
		$3,180,046
Restaurants – 1.1%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$1,265,000	$796,811
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	2,710,000	2,706,206
		$3,503,017

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.7%
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)	$1,115,000	$986,775
L Brands, Inc., 5.25%, 2/01/2028	1,040,000	794,456
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	580,000	473,425
		$2,254,656
Specialty Chemicals – 0.6%
Koppers, Inc., 6%, 2/15/2025 (n)	$815,000	$652,000
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	1,375,000	1,251,250
		$1,903,250
Specialty Stores – 0.7%
Penske Automotive Group Co., 5.375%, 12/01/2024	$850,000	$700,154
Penske Automotive Group Co., 5.5%, 5/15/2026	720,000	656,784
PetSmart, Inc., 7.125%, 3/15/2023 (n)	465,000	433,031
PetSmart, Inc., 8.875%, 6/01/2025 (n)	290,000	262,450
		$2,052,419
Supermarkets – 0.8%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024	$356,000	$361,340
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	745,000	752,748
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	1,245,000	1,238,775
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (n)	80,000	81,424
		$2,434,287
Telecommunications - Wireless – 5.3%
Altice France S.A., 7.375%, 5/01/2026 (n)	$1,425,000	$1,414,526
Altice France S.A., 8.125%, 2/01/2027 (n)	1,285,000	1,339,612
Altice France S.A., 5.5%, 1/15/2028 (n)	405,000	379,202
Altice France S.A., 6%, 2/15/2028 (n)	735,000	646,565
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	530,000	474,350
SBA Communications Corp., 4%, 10/01/2022	1,575,000	1,574,527
SBA Communications Corp., 4.875%, 9/01/2024	1,710,000	1,733,512
SBA Communications Corp., 3.875%, 2/15/2027 (n)	355,000	355,888
Sprint Capital Corp., 6.875%, 11/15/2028	1,860,000	2,124,492
Sprint Corp., 7.625%, 3/01/2026	1,815,000	2,054,217
T-Mobile USA, Inc., 6.5%, 1/15/2024	580,000	588,700
T-Mobile USA, Inc., 5.125%, 4/15/2025	840,000	858,875
T-Mobile USA, Inc., 6.5%, 1/15/2026	895,000	939,750
T-Mobile USA, Inc., 5.375%, 4/15/2027	1,980,000	2,039,400
		$16,523,616
Tobacco – 0.1%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$480,000	$400,800
Transportation - Services – 0.0%
Hertz Corp., 5.5%, 10/15/2024 (n)	$230,000	$130,479
Utilities - Electric Power – 2.8%
Clearway Energy Operating LLC, 5.75%, 10/15/2025	$2,595,000	$2,569,050
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	465,000	431,287
Drax Finco PLC, 6.625%, 11/01/2025 (n)	820,000	822,050
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	1,625,000	1,584,375
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	640,000	624,000
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	768,000	748,800
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	415,000	404,625
Terraform Power Operating Co., 5%, 1/31/2028 (n)	1,460,000	1,529,788
		$8,713,975
Total Bonds		$296,361,100

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) – 1.5%
Broadcasting – 0.3%
Nexstar Broadcasting, Inc., Term Loan B4, 4.331%, 9/18/2026	$322,770	$299,773
WMG Acquisition Corp., Term Loan F, 3.114%, 11/01/2023	655,000	620,285
		$920,058
Cable TV – 0.1%
CSC Holdings LLC, Term Loan B5, 3.111%, 4/15/2027	$336,000	$320,320
Chemicals – 0.2%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 3.2%, 6/01/2024	$278,268	$258,325
Element Solutions, Inc., Term Loan B1, 2.989%, 1/31/2026	334,320	309,246
		$567,571
Computer Software - Systems – 0.2%
Sabre GLBL, Inc., Term Loan B, 2.989%, 2/22/2024	$667,585	$562,440
SS&C Technologies, Inc., Term Loan B5, 2.739%, 4/16/2025	334,289	313,229
		$875,669
Conglomerates – 0.2%
Gates Global LLC, Term Loan B2, 3.75%, 4/01/2024	$658,656	$582,911
Food & Beverages – 0.1%
U.S. Foods, Inc., Term Loan B, 2.822%, 6/27/2023	$314,105	$291,071
Medical & Health Technology & Services – 0.2%
DaVita Healthcare Partners, Inc., Term Loan B, 2.739%, 8/12/2026	$334,322	$315,377
Jaguar Holding Co. II, Term Loan, 3.5%, 8/18/2022	334,246	318,508
		$633,885
Pharmaceuticals – 0.1%
Bausch Health Companies, Inc., Term Loan B, 3.361%, 11/27/2025	$326,400	$308,448
Printing & Publishing – 0.1%
Nielsen Finance LLC, Term Loan B4, 3.005%, 10/04/2023	$335,138	$308,886
Total Floating Rate Loans		$4,808,819
Common Stocks – 0.3%
Construction – 0.1%
ICA Tenedora, S.A. de C.V. (a)	147,380	$216,890
Oil Services – 0.2%
LTRI Holdings LP (a)(u)	1,115	$590,281
Total Common Stocks		$807,171
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	670	$84
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	670	7
Total Warrants				$91

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 1.28% (v)	5,928,828	$5,930,014

Other Assets, Less Liabilities – 1.6%		5,157,431
Net Assets – 100.0%		$313,064,626
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,930,014 and $301,977,181, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $214,494,090, representing 68.5% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 3/31/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	194,718	USD	212,872	Goldman Sachs International	5/22/2020	$2,296
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$91	$590,281	$590,372
Mexico	—	216,890	—	216,890
Municipal Bonds	—	476,625	—	476,625
U.S. Corporate Bonds	—	257,392,008	—	257,392,008
Asset-Backed Securities (including CDOs)	—	125	—	125
Foreign Bonds	—	38,492,342	—	38,492,342
Floating Rate Loans	—	4,808,819	—	4,808,819
Mutual Funds	5,930,014	—	—	5,930,014
Total	$5,930,014	$301,386,900	$590,281	$307,907,195
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$2,296	$—	$2,296
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/19	$590,281
Change in unrealized appreciation or depreciation	0
Balance as of 3/31/20	$590,281
The net change in unrealized appreciation or depreciation from investments held as level 3 at March 31, 2020 is $0. At March 31, 2020, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,851,487	$26,526,639	$26,447,881	$104	$(335)	$5,930,014
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$31,375	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.